PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	$ (20,038)	$ (2,356)
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Amount		(3,292)
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount		(81)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Other, Amount	711
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Impairment Losses, Amount	15,815
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	3,745	(2,802)
Effective Income Tax Rate Reconciliation, Change In State Filing Methods, Amount	4,450	(2,409)
Effective Income Tax Rate Reconciliation, Corporate Reorganization Basis Change, Amount	0	(5)
Effective Income Tax Rate Reconciliation, Tax Receivable Agreement, Amount	0	13,910
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Amount		(1,858)
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	$ 138	(99)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	(21.00%)
Income Tax Expense (Benefit), Total	$ 44,622	49,873
Net loss	(95,422)	(10,616)
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Amount		(3,292)
Effective Income Tax Rate Reconciliation, Tax Contingency, Amount		57,934
Effective Income Tax Rate Reconciliation, Tax Expense (Benefit), Share-Based Payment Arrangement, Amount		790
Effective Income Tax Rate Reconciliation, Tax Penalties And Interest, Amount		(230)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Impairment Losses, Amount	15,815
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Share-Based Payment Arrangement, Amount	0
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Other, Amount	$ 711
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ 3,745	(2,802)
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount		(3,748)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	(3.90%)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Impairment Losses, Percent	(16.60%)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Share-Based Payment Arrangement, Percent	0.00%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Other, Percent	(0.70%)
Effective Income Tax Rate Reconciliation, Change In State Filing Methods, Percent	(4.70%)
Effective Income Tax Rate Reconciliation, Tax Receivable Agreement, Amount	$ 0	13,910
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount		(81)
Effective Income Tax Rate Reconciliation, Equity in Earnings (Losses) of Unconsolidated Subsidiary, Amount		(5,881)
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Amount		(1,858)
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	$ 138	$ (99)
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent	(0.10%)
Effective Income Tax Rate Reconciliation, Percent	46.80%	469.80%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Restructuring Charges, Amount	$ (2,868)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Restructuring Charges, Percent	3.00%
Effective Income Tax Rate Reconciliation, Corporate Reorganization Basis Change, Percent	0.00%
Income Tax Expense (Benefit)	$ 44,622	$ 49,873
Effective Income Tax Rate Reconciliation, Change In State Filing Methods, Amount	$ 4,450	(2,409)
Effective Income Tax Rate Reconciliation, Tax Receivable Agreement, Percent	0.00%
Effective Income Tax Rate Reconciliation, Corporate Reorganization Basis Change, Amount	$ 0	(5)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Amount	$ 0
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Percent	0.00%
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount	$ 827
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Percent	(0.90%)
Effective Income Tax Rate Reconciliation, Tax Contingency, Domestic, Amount	$ 47,262
Effective Income Tax Rate Reconciliation, Tax Contingency, Domestic, Percent	(49.50%)
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	$ (20,038)	$ (2,356)
U. S.
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Amount	(5,670)
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Amount	$ (5,670)
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	5.90%
CANADA
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	$ 150
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Amount	(704)
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, Change In Foreign Valuation Allowance, Amount	1,282
Effective Income Tax Rate Reconciliation, Cross-Border, Other, Amount	$ 83
Effective Income Tax Rate Reconciliation, Cross-Border, Other, Percent	(0.10%)
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	$ 150
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	(0.20%)
Effective Income Tax Rate Reconciliation, Change In Foreign Valuation Allowance, Percent	(0.013)
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Amount	$ (704)
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Percent	0.70%
Effective Income Tax Rate Reconciliation, Cross-Border Tax Effect, Amount	$ (561)
Effective Income Tax Rate Reconciliation, Cross-Border Tax Effect, Percent	0.60%